File Number: 333-90789
                                                Filed Pursuant to Rule 497(e) of
						      the Securities Act of 1933

                                                                 October 1, 2019


                            PIONEER HIGH YIELD FUND


                SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2019


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2007);
                       Matthew Shulkin, Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2017); and Kenneth Monaghan, Managing
                       Director and Co-Director of High Yield of Amundi
                       Pioneer (portfolio manager of the fund since
                           2019)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund is the responsibility of Andrew Feltus, Matthew Shulkin and Kenneth Monaghan. Mr. Feltus, Mr. Shulkin and Mr. Monaghan are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates. Mr. Feltus, Managing Director and Co-Director of High Yield, joined Amundi Pioneer in 1994 and has served as a portfolio manager of the fund since 2007. Mr. Shulkin, a Vice President, joined Amundi Pioneer in 2013 as a member of the U.S. fixed income team and has twenty years of investment experience. Prior to joining Amundi Pioneer, Mr. Shulkin spent five years at Mast Capital Management as an analyst focusing on the paper and forest products, packaging and homebuilding sectors. Previously, Mr. Shulkin was a credit analyst at Tisbury Capital and a member of the high yield team at Putnam Investments. Mr. Shulkin has served as a portfolio manager of the fund since 2017. Mr. Monaghan, Managing Director and Co-Director of High Yield of Amundi Pioneer, has served as a portfolio manager of the fund since 2019. Prior to joining Amundi Smith Breeden in 2014, Mr. Monaghan was Partner and Portfolio Manager at Rogge Global Partners from 2008 to 2014, where he was responsible for U.S. High Yield and was an integral part of Rogge's Global High Yield strategy.

Effective October 1, 2019, Amundi Pioneer is making the following changes regarding the fund's expenses.

NEW EXPENSE LIMITATIONS

The fund's expense limitations are as follows:

Class A shares - 1.10%

Class Y shares - 0.85%

Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. These expense limitations will be in effect through March 1, 2021.













                                                                   31780-00-0919
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                 October 1, 2019


                            PIONEER HIGH YIELD FUND


            SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MARCH 1, 2019


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2007);
                       Matthew Shulkin, Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2017); and Kenneth Monaghan, Managing
                       Director and Co-Director of High Yield of Amundi
                       Pioneer (portfolio manager of the fund since
                           2019)

Effective October 1, 2019, Amundi Pioneer is making the following changes regarding the fund's expenses.

NEW EXPENSE LIMITATIONS

The fund's expense limitations are as follows:

Class A shares - 1.10%

Class Y shares - 0.85%

Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. These expense limitations will be in effect through March 1, 2021.

                                                                   31781-00-0919
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                 October 1, 2019


                            PIONEER HIGH YIELD FUND


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
                                 MARCH 1, 2019

Effective October 1, 2019, Amundi Pioneer is making the following changes regarding the fund's expenses.

NEW EXPENSE LIMITATIONS

The fund's expense limitations are as follows:

Class A shares - 1.10%

Class Y shares - 0.85%

Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. These expense limitations will be in effect through March 1, 2021.

















                                                                   31754-00-1019
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC